Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Parenthetival) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 57,191,545	€ 239,379
Current receivables due from joint ventures	535,268	475,565
Non-current lease prepayments	733,446	390,598
Current Lease Prepayments	482,113	118,945
Loans Receivable From Joint Venture Current And Non Current	1,250,921
Loans Receivable From Joint Venture Current	685,048
Loans Receivable From Joint Venture Non Current	565,873	474,174
Joint ventures where entity is venturer [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Revenue from sale of goods, related party transactions	535,268	475,565
Investment funds [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Current investments	€ 56,930,049	€ 0